Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of accrued expenses and other current liabilities
	March 31, 2021	December 31, 2020
	(unaudited)
Compensation, benefits and payroll taxes	$40,125	$226,500
Income tax payable	(5,735)	—
Other accrued expenses	15,163	27,584
Total accrued expenses and other current liabilities	$49,553	$254,084

	December 31,
	2020	2019
Compensation, benefits and payroll taxes	$226,500	$138,001
Income tax payable	—	17,672
Other accrued expenses	27,584	279,066
Total accrued expenses and other current liabilities	$254,084	$434,739